Note 5 - Segmented Information - Disclosure of Detailed Information About Entity Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue	$ 300,929	$ 252,288
Cost of sales	219,162	159,265
Depletion, depreciation, and amortization	93,667	77,045
Mine operating earnings (loss)	(11,900)	15,978
Capital expenditures	107,187	81,402
Total assets	926,110	781,441
Total liabilities	331,537	198,956
Mexico - San Dimas [member]
Statement Line Items [Line Items]
Revenue	102,515
Cost of sales	60,762
Depletion, depreciation, and amortization	19,052
Mine operating earnings (loss)	22,701
Capital expenditures	20,485
Total assets	368,460
Total liabilities	59,990
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Revenue	83,116	92,515
Cost of sales	52,154	50,948
Depletion, depreciation, and amortization	12,352	16,417
Mine operating earnings (loss)	18,610	25,150
Capital expenditures	18,908	18,048
Total assets	104,955	123,413
Total liabilities	16,753	19,399
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Revenue	24,533	37,557
Cost of sales	30,215	29,827
Depletion, depreciation, and amortization	13,955	12,944
Mine operating earnings (loss)	(19,637)	(5,214)
Capital expenditures	16,938	12,498
Total assets	111,887	96,626
Total liabilities	13,972	13,254
Mexico - San Martin [member]
Statement Line Items [Line Items]
Revenue	33,925	39,709
Cost of sales	22,903	20,954
Depletion, depreciation, and amortization	8,608	6,654
Mine operating earnings (loss)	2,414	12,101
Capital expenditures	9,302	10,835
Total assets	92,835	92,819
Total liabilities	23,386	26,617
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Revenue	29,908	36,301
Cost of sales	26,758	26,739
Depletion, depreciation, and amortization	24,944	19,379
Mine operating earnings (loss)	(21,794)	(9,817)
Capital expenditures	14,191	15,323
Total assets	52,383	171,695
Total liabilities	9,784	40,387
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Revenue	17,923	30,113
Cost of sales	19,170	18,086
Depletion, depreciation, and amortization	8,612	14,122
Mine operating earnings (loss)	(9,859)	(2,095)
Capital expenditures	11,620	8,590
Total assets	36,760	99,402
Total liabilities	7,624	10,120
Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Revenue	9,285	15,363
Cost of sales	7,344	12,072
Depletion, depreciation, and amortization	5,264	6,549
Mine operating earnings (loss)	(3,323)	(3,258)
Capital expenditures	5,319	9,837
Total assets	34,925	73,117
Total liabilities	4,310	15,052
All other segments [member]
Statement Line Items [Line Items]
Revenue	(276)	730
Cost of sales	(144)	639
Depletion, depreciation, and amortization	880	980
Mine operating earnings (loss)	(1,012)	(889)
Capital expenditures	10,424	6,271
Total assets	123,905	124,369
Total liabilities	$ 195,718	$ 74,127